Refund liabilities - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	€ 23,561	€ 39,941	€ 143,085
Non-current refund liabilities	6,396	6,303
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	15,800	33,100
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	6,600	6,500
Non-current refund liabilities	€ 6,400	€ 6,300